11. Employee and Director Benefit Programs (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee And Director Benefit Programs Details Narrative
Employee contributions, percentage	4.00%	4.00%	3.50%
Defined Benefit Plan, Contributions by Employer	$ 439	$ 430	$ 345
Expenses incurred for benefits relating to the postretirement benefit	422	395	546
Postretirement medical benefits expense, including amortization of the transition obligation			24
Benefits paid	$ 184	$ 142